PROPERTY AND EQUIPMENT - NET (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment	$ 610,994	$ 626,522	$ 639,503
Less: accumulated depreciation	(443,954)	(455,626)	(467,339)
Property and equipment, net	$ 167,040	$ 170,896	172,164
Contemporary imagery
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	5 years	5 years
Property and equipment	$ 369,301	$ 379,837	387,015
Computer hardware purchased
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	3 years	3 years
Property and equipment	$ 5,683	$ 5,639	8,828
Computer software developed for internal use
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	3 years	3 years
Property and equipment	$ 114,078	$ 114,434	113,615
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment	$ 11,469	$ 11,459	11,434
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	2 years	2 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	20 years	20 years
Furniture, fixtures and studio equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	5 years	5 years
Property and equipment	$ 14,880	$ 15,167	14,430
Archival imagery
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	40 years	40 years
Property and equipment	$ 93,258	$ 97,547	101,615
Other
Property, Plant and Equipment [Line Items]
Property and equipment	$ 2,325	$ 2,439	$ 2,566
Other | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	3 years	3 years
Other | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	4 years	4 years